Risk Management - Schedule of Demonstrates the Sensitivity of the Fair Value (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Demonstrates the Sensitivity of the Fair Value [Line Items]
Asset	R$ 6,131,695	R$ 5,934,075
Liability	12,355	15,751
Brazil [Member]
Schedule of Demonstrates the Sensitivity of the Fair Value [Line Items]
Asset	(3,681)	(2,982)
Liability	2,526	2,053
Derivative	1,092	942
Net	R$ (63)	R$ 12